Remuneration of Auditors - Summary of Services from Auditors and its Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 16	€ 14	€ 14
Audit-related assurance services	0	0	0
Other taxation advisory services	0	0	0
Services relating to corporate finance transactions	0	0	0
Other assurance services	5	5
Unilever Group [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	6	4	4
Subsidiaries [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 10	€ 10	€ 10